SCHEDULE OF DISAGGREGATED BY GEOGRAPHICAL MARKETS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 7,664,784	$ 8,686,118	$ 6,794,816
America and Canada [member]
IfrsStatementLineItems [Line Items]
Revenue	1,666,961	2,242,169	2,274,551
Europe Middle East and Africa [member]
IfrsStatementLineItems [Line Items]
Revenue	4,069,799	4,494,626	2,501,302
Latin America [member]
IfrsStatementLineItems [Line Items]
Revenue	190,422	322,033	128,840
Asia Pacific [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,737,602	$ 1,627,290	$ 1,890,123